Contingent Consideration Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of contingent consideration [line items]
Contingent consideration payable	£ 958	£ 765
Novartis [member] | Commercialised Products [Member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	7.50%	8.00%
Novartis [member] | Pipeline Assets [Member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.50%	9.00%
Shionogi-ViiV Healthcare JV [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%	8.50%